Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
The Company holds certain fixed income securities, equity securities and derivatives, which are recognized and disclosed at fair value in the financial statements on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. Fair value is measured using the fair value hierarchy and related valuation methodologies as defined in the authoritative literature. This guidance specifies a hierarchy of valuation techniques based on whether the inputs to each measurement are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's assumptions about current market conditions. The prescribed fair value hierarchy and related valuation methodologies are as follows:
Level 1 - Quoted prices for identical instruments in active markets.
Level 2 - Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations, in which all significant inputs are observable in active markets.
Level 3 - Valuations derived from valuation techniques, in which one or more significant inputs are unobservable.
Sigma Fund, Investments, and Derivatives
The fair values of the Company’s financial assets and liabilities by level in the fair value hierarchy as of December 31, 2013 and 2012 were as follows:

December 31, 2013	Level 1	Level 2	Total
Assets:
Foreign exchange derivative contracts	$—	$4	$4
Available-for-sale securities:
Government, agency, and government-sponsored enterprise obligations	—	15	15
Corporate bonds	—	7	7
Mutual funds	—	11	11
Common stock and equivalents	2	—	2
Liabilities:
Foreign exchange derivative contracts	$—	$2	$2
Interest agreement derivative contracts	—	3	3

December 31, 2012	Level 1	Level 2	Total
Assets:
Sigma Fund securities:
Government, agency, and government-sponsored enterprise obligations	$—	$1,984	$1,984
Foreign exchange derivative contracts	—	3	3
Available-for-sale securities:
Government, agency, and government-sponsored enterprise obligations	—	15	15
Corporate bonds	—	11	11
Mortgage-backed securities	—	2	2
Common stock and equivalents	3	7	10
Liabilities:
Foreign exchange derivative contracts	$—	$3	$3
Interest agreement derivative contracts	—	4	4

There were no significant transfers between Level 1 and Level 2 during 2013 or 2012.
Pension and Postretirement Health Care Benefits Plan Assets
The fair values of the various pension and postretirement health care benefits plans’ assets by level in the fair value hierarchy as of December 31, 2013 and 2012 were as follows:
U.S. Pension Benefit Plans

December 31, 2013	Level 1	Level 2	Total
Common stock and equivalents	$1,424	$—	$1,424
Commingled equity funds	—	2,045	2,045
Preferred stock	6	—	6
Government, agency and government-sponsored enterprise obligations	—	238	238
Other government bonds	—	42	42
Corporate bonds	—	336	336
Mortgage-backed bonds	—	15	15
Commingled bond funds	—	1,862	1,862
Commingled short-term investment funds	—	96	96
Total investment securities	$1,430	$4,634	$6,064
Accrued income receivable			7
Fair value plan assets			$6,071
The table above includes securities on loan as part of a securities lending arrangement of $125 million of common stock and equivalents, $199 million of government, agency, and government-sponsored enterprise obligations, and $19 million of corporate bonds. All securities on loan are fully cash collateralized.

December 31, 2012	Level 1	Level 2	Total
Common stock and equivalents	$1,592	$3	$1,595
Commingled equity funds	—	1,965	1,965
Preferred stock	9	—	9
Government, agency, and government-sponsored enterprise obligations	—	317	317
Other government bonds	—	49	49
Corporate bonds	—	327	327
Mortgage-backed bonds	—	14	14
Commingled bond funds	—	1,082	1,082
Commingled short-term investment funds	—	58	58
Invested cash	—	—	—
Total investment securities	$1,601	$3,815	$5,416
Accrued income receivable			10
Fair value plan assets			$5,426

The table above includes securities on loan as part of a securities lending arrangement of $117 million of common stock and equivalents, $260 million of government, agency, and government-sponsored enterprise obligations, and $17 million of corporate bonds. All securities on loan are fully cash collateralized.
There were no significant transfers between Level 1 and Level 2 during 2013 or 2012.
Non-U.S. Pension Benefit Plans

December 31, 2013	Level 1	Level 2	Level 3	Total
Common stock and equivalents	$208	$—	$—	$208
Commingled equity funds	—	558	—	558
Government, agency, and government-sponsored enterprise obligations	—	21	3	24
Corporate bonds	—	308	23	331
Commingled bond funds	—	361	—	361
Commingled short-term investment funds	—	11	—	11
Total investment securities	$208	$1,259	$26	$1,493
Accrued income receivable				61
Insurance contracts*				14
Fair value plan assets				$1,568
* Comprised of annuity contracts issued by life insurance companies for one of the Company's non-U.S. pension plans
The table above includes securities on loan as part of a securities lending arrangement of $8 million of common stock and equivalents and $13 million of corporate bonds. All securities on loan are fully collateralized.
The following table summarizes the changes in fair value of the Level 3 assets:

2013
Balance at January 1	$—
Transfers from Level 2	14
Transfers to Level 2	(2)
Loss on assets held	(2)
Payments received for securities sold	(4)
Purchases	21
Other	(1)
Balance at December 31	$26

The fair values of the Company’s financial assets and liabilities by level in the fair value hierarchy as of December 31, 2012 were as follows:

December 31, 2012	Level 1	Level 2	Total
Common stock and equivalents	$346	$—	$346
Commingled equity funds	—	434	434
Corporate bonds	—	18	18
Government, agency, and government-sponsored enterprise obligations	—	233	233
Commingled bond funds	—	257	257
Commingled short-term investment funds	—	7	7
Total investment securities	$346	$949	$1,295
Cash			8
Accrued income receivable			—
Insurance contracts*			59
Fair value plan assets			$1,362
* Comprised of annuity contracts issued by life insurance companies for one of the Company's non-U.S. pension plans
The table above includes securities on loan as part of a securities lending arrangement of $29 million of common stock and equivalents, $2 million of government, agency, and government-sponsored enterprise obligations, and $27 million of corporate bonds. All securities on loan are fully collateralized.
There were no significant transfers between Level 1 and Level 2 during 2013 or 2012.
Postretirement Health Care Benefits Plan

December 31, 2013	Level 1	Level 2	Total
Common stock and equivalents	$38	$—	$38
Commingled equity funds	—	55	55
Government, agency, and government-sponsored enterprise obligations	—	6	6
Other government bonds	—	1	1
Corporate bonds	—	9	9
Commingled bond funds	—	49	49
Commingled short-term investment funds	—	3	3
Fair value plan assets	$38	$123	$161
The table above includes securities on loan as part of a securities lending arrangement of $3 million of common stock and equivalents, $5 million of government, agency, and government-sponsored enterprise obligations, and $1 million of corporate bonds. All securities on loan are fully cash collateralized.

December 31, 2012	Level 1	Level 2	Total
Common stock and equivalents	$44	$—	$44
Commingled equity funds	—	56	56
Government, agency, and government-sponsored enterprise obligations	—	9	9
Corporate bonds	—	9	9
Mortgage-backed bonds	—	1	1
Commingled bond funds	—	30	30
Commingled short-term investment funds	—	6	6
Fair value plan assets	$44	$111	$155

The table above includes securities on loan as part of a securities lending arrangement of $4 million of common stock and equivalents and $7 million of government, agency, and government-sponsored enterprise obligations. All securities on loan are fully cash collateralized.
There were no significant transfers between Level 1 and Level 2 during 2013 or 2012.
Valuation Methodologies
Level 1 - Quoted market prices in active markets are available for investments in common and preferred stock and common stock equivalents. As such, these investments are classified within Level 1.
Level 2 - The securities classified as Level 2 are comprised primarily of corporate, government, agency, and government sponsored enterprise fixed income securities. Our pension plan assets also include commingled equities classified as Level 2.
These securities are priced using pricing services, bid/offer, and last trade. Prices may also be obtained from brokers, counterparties, fund administrators, online securities data services, or investment managers. Fixed income securities and commingled equities, including short-term instruments, may be priced using pricing models comprised of observable inputs which include, but are not limited to, market quotations, yields, maturities, call features, and the security's terms and conditions.
In determining the fair value of the Company's foreign currency derivatives, the Company uses forward contract and option valuation models employing market observable inputs, such as spot currency rates, time value and option volatilities. Since the Company primarily uses observable inputs in its valuation of its derivative assets and liabilities, they are classified as Level 2 assets.
Level 3 - The securities classified as Level 3 primarily consist of corporate bonds held in one of our non-U.S. pension plans. These corporate bonds are valued using pricing models which contain unobservable inputs and have limited liquidity. Determining the fair value of these securities requires the use of unobservable inputs, such as indicative quotes from dealers, extrapolated data, proprietary models and qualitative input from investment advisors. The Company had no Level 3 assets at December 31, 2012.
At December 31, 2013, the Company had $2.1 billion of investments in money market funds (Level 2) classified as Cash and cash equivalents in its condensed consolidated balance sheet, compared to $422 million at December 31, 2012. The money market funds had quoted market prices that are equivalent to par.
Using quoted market prices and market interest rates, the Company determined that the fair value of long-term debt at December 31, 2013 was $2.5 billion (Level 2), compared to a face value of $2.5 billion. Since considerable judgment is required in interpreting market information, the fair value of the long-term debt is not necessarily indicative of the amount which could be realized in a current market exchange.
All other financial instruments are carried at cost, which is not materially different from the instruments’ fair values.